Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2021	2022
Long-term deposits (i)	128,791	151,914
Prepayments for purchase of property and equipment	20,888	47,258
Prepayment for purchase of land use rights (ii)	1,507,170	—
Prepayments for subscription of equity securities (iii)	50,000	—
Others	23,637	2,099

Total	1,730,486	201,271